Retained Earnings	12 Months Ended
Dec. 31, 2010
Retained Earnings
Retained Earnings
22.	Retained Earnings

Korean regulations require the Company to appropriate retained earnings for certain purposes. Appropriated and unappropriated retained earnings as of December 31, 2009 and 2010 were as follows:

	2009	2010
	(In millions of Korean won)
Appropriated retained earnings:
Legal reserve	1,502,440	1,566,040
Reserve for financial structure improvement	55,600	55,600
Other statutory reserves	5,021	5,021
Unappropriated retained earnings	9,215,063	8,470,256

Total	10,778,124	10,096,917

The Banking Act requires banks to appropriate as a legal reserve an amount equal to a minimum of 10% of annual net income, as reported in the Company's unconsolidated financial statements under generally accepted accounting principles in Korea (Korean GAAP), until such reserve equals 100% of its paid-in capital. This reserve is not available for payment of cash dividends but may be transferred to capital stock or used to reduce an accumulated deficit, if any, by an appropriate resolution of the Company's board of directors.

In 2002, the Finance Supervisory Service recommended that companies in the Korean Federation of Banks appropriate at least 10 percent of their net income after deducting accumulated deficit to a reserve for financial structure improvement, until the simple capital ratio equals 5.5 percent. This reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital.

The Kookmin Bank's branch in Japan is required to appropriate a legal reserve of up to 10% of annual income, as reported in the Japan Branch of Kookmin Bank's financial statements under generally accepted accounting principles in Japan, until such reserve equals two billion Japanese yen. This reserve is used only to reduce any accumulated deficit related to the branch in Japan and is recorded in "Other statutory reserves".

As of December 31, 2009 and 2010, total balances of accumulated restricted retained earnings were (Won)1,563,061 million and (Won)1,626,661 million, respectively.

Dividends

Dividends payable to the equity stockholders are based on the unappropriated retained earnings available for distribution, which is defined in Korean Commercial Law, as reported in the Company's non-consolidated financial statements prepared in accordance with Korean GAAP. Hence, the unappropriated retained earnings available for dividend distribution in accordance with U.S. GAAP may, in certain years, either not be fully available or will be additionally available for distribution to the equity stockholders. Further, dividends are declared and paid in Korean won. Treasury shares are excluded from the dividend distribution. The Company has reported unappropriated retained earnings of (Won)1,116,531 million and (Won)1,076,494 million in its Korean GAAP non-consolidated financial statements as of December 31, 2009 and 2010, respectively. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2009, at the annual general meeting of stockholders on March 26, 2010, the stockholders of the Company approved the payment of a cash dividend of 4.60% to stockholders of record as of December 31, 2009, and cash dividend amounting to (Won)78,897 million was paid on March 28, 2010. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2010, at the annual general meeting of stockholders on March 25, 2011, the stockholders of the Company approved the payment of a cash dividend of 2.40% to stockholders of record as of December 31, 2010, and cash dividend amounting to (Won)41,163 million was paid on April 8, 2011.

Kookmin Bank has reported unappropriated retained earnings of (Won)7,539,785 million and (Won)7,392,080 million respectively, as of December 31, 2009 and 2010, in its Korean GAAP non-consolidated financial statements. With respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2009, on March 25, 2010, the Company approved the payment of a cash dividend of 3.84% to stockholders of record as of December 31, 2009 and cash dividend amounting to (Won)95,305 million was paid on March 26, 2010. However, with respect to unappropriated retained earnings available for the payment of dividends as of December 31, 2010, the Company approved no payment of a cash dividend to stockholders on March 24, 2011.